INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Current Taxes

U.S. federal	$3,661	$3,738	$3,131
U.S. state and local	364	266	332
Foreign	2,065	2,073	1,745

Current taxes	6,090	6,077	5,208

Deferred Taxes

Deferred taxes	224	(331)	(19)

Provision for income taxes	$6,314	$5,746	$5,189

Income Before Income Taxes

U.S. and foreign components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

U.S.	$7,363	$7,127	$6,674
Foreign	11,144	20,693	20,378

Income before income taxes	$18,507	$27,820	$27,052

Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2015	2014	2013

Federal statutory rate	35.0%	35.0%	35.0%
Effect of:
Foreign earnings taxed at lower rates	(20.9)%	(17.1)%	(17.5)%
Phone nondeductible charges and valuation allowance	19.1%	0.9%	0%
Domestic production activities deduction	(2.4)%	(1.0)%	(1.2)%
Other reconciling items, net	3.3%	2.9%	2.9%

Effective rate	34.1%	20.7%	19.2%

Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2015	2014

Deferred Income Tax Assets

Stock-based compensation expense	$884	$903
Other expense items	1,531	1,112
Restructuring charges	211	0
Unearned revenue	520	520
Impaired investments	257	272
Loss carryforwards	1,158	922
Depreciation and amortization	798	0
Other revenue items	56	64

Deferred income tax assets	5,415	3,793
Less valuation allowance	(2,265)	(903)

Deferred income tax assets, net of valuation allowance	$3,150	$2,890

Deferred Income Tax Liabilities

Foreign earnings	$(1,280)	$(1,140)
Unrealized gain on investments and debt	(2,223)	(1,974)
Depreciation and amortization	(685)	(470)
Other	(29)	(87)

Deferred income tax liabilities	(4,217)	(3,671)

Net deferred income tax assets (liabilities)	$(1,067)	$(781)

Reported As

Current deferred income tax assets	$1,915	$1,941
Other current liabilities	(211)	(125)
Other long-term assets	64	131
Long-term deferred income tax liabilities	(2,835)	(2,728)

Net deferred income tax assets (liabilities)	$(1,067)	$(781)

Changes in Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

(In millions)

Year Ended June 30,	2015	2014	2013

Balance, beginning of year	$8,714	$8,648	$7,202
Decreases related to settlements	(50)	(583)	(30)
Increases for tax positions related to the current year	1,091	566	612
Increases for tax positions related to prior years	94	217	931
Decreases for tax positions related to prior years	(144)	(95)	(65)
Decreases due to lapsed statutes of limitations	(106)	(39)	(2)

Balance, end of year	$9,599	$8,714	$8,648